INCOME TAXES - Explanatory notes to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Effective tax rate	(1966.70%)	183.00%	(37.00%)
Applicable tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	$ 216	$ 89	$ 320
Tax effect related to indemnification from a past business acquisition	17
Tax effect of change in recognition of deferred tax assets	173	247	230
Tax expense (benefit) from change in withholding taxes	123	62	(179)
Unused tax losses for which deferred tax asset recognised	322	411
Unused tax losses for which no deferred tax asset recognised	1,192	1,270
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	20		7
Release of accrued withholding taxes for capital gain taxes and distributed dividends			59
Accrued for withholding taxes on future distributions resulting in a net impact	59
Net impact on income tax expense due to uncertain income tax positions	24
Tax effect of adjustments for current tax of prior periods	52	(3)	44
Tax expense (benefit) from change in tax rate	10	(7)	$ 28
Wind Telecom S.p.A.
Income taxes
Unused tax losses for which deferred tax asset recognised		95
Global Telecom Holding S.A.E
Income taxes
Non-deductible expenses	20	24
Unused tax losses for which no deferred tax asset recognised	35
Other subsidiaries
Income taxes
Unused tax losses for which no deferred tax asset recognised	$ 10
Italy Joint Venture
Income taxes
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset		$ 95
Uzbekistan
Income taxes
Effective tax rate		53.00%	7.50%
Non-deductible expenses			$ 199
Pakistan
Income taxes
Effective tax rate	30.00%	31.00%	32.00%
Non-deductible expenses		$ 20
Tax expense (benefit) from change in tax rate	$ 9
Tajikistan
Income taxes
Non-deductible expenses		18
Russia
Income taxes
Non-deductible expenses	91
Tax expense (benefit) from change in withholding taxes	53	25	$ (61)
Amount due on withholding taxes as result of dividend to be paid	1,060	500
Netherlands
Income taxes
Unused tax losses for which no deferred tax asset recognised	109
Bangladesh
Income taxes
Unused tax losses for which deferred tax asset recognised		21
Georgia
Income taxes
Unused tax losses for which no deferred tax asset recognised			220
Luxembourg
Income taxes
Non-deductible expenses	96
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	20
Adjustment in carry forward losses arising due to filing to annual tax return		$ 3
Bangladesh and Russia
Income taxes
Tax effect of adjustments for current tax of prior periods	$ 58
Algeria
Income taxes
Tax expense (benefit) from change in tax rate			$ 24